capital structure financial policies - reconciliation (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
capital structure financial policies
EBITDA	$ 1,451	$ 1,359	$ 2,912	$ 2,768	$ 5,638	$ 5,494	$ 5,570
Deduct non-cash gains from the sale of property, plant and equipment					(2)		(13)
Restructuring and other costs, net of disbursements					(5)		22
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing					(86)		43
Effects of lease principal					(447)		(346)
Leases accounted for as finance leases prior to adoption of IFRS 16					32		136
Share-based compensation expense, net	52	41	87	64	50		23
Net employee defined benefit plans expense	30	25	56	52	106		91
Employer contributions to employee defined benefit plans	(12)	(12)	(28)	(27)	(52)		(40)
Interest paid	(173)	(199)	(372)	(376)	(736)		(764)
Interest received	1	3	3	6	10		8
Capital expenditures (excluding spectrum licences)					(2,952)		(2,911)
Free cash flow before income taxes					1,556		1,819
Income taxes paid, net of refunds	(133)	(13)	(353)	(137)	646		308
Free cash flow					910		1,511
Capital expenditures (excluding spectrum licences)					2,952		2,911
Adjustments to reconcile to cash provided by operating activities	123	404	(87)	464	262		194
Cash provided by operating activities	$ 1,250	$ 1,462	$ 2,189	$ 2,639	$ 4,124		$ 4,616